LEASES	12 Months Ended
Dec. 31, 2023
Leases
LEASES

10. LEASES

The adoption of the new lease guidance did not have a material impact on the Company’s results of operations or liquidity but resulted in the recognition of operating lease liabilities and operating lease right-of-use assets on its balance sheets. Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term.

The Company leased various training centers in the PRC. Rent expense for the year ended December 31, 2023 was $269,318. The longest lease term expires in November 2027. There are no residual value guarantees and no restrictions or covenants imposed by the lease.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Significant assumptions and judgments made as part of the adoption of this new lease standard include determining (i) whether a contract contains a lease, (ii) whether a contract involves an identified asset, and (iii) which party to the contract directs the use of the asset. The discount rates used to calculate the present value of lease payments were determined based on hypothetical borrowing rates available to the Company over terms similar to the lease terms.

The Company’s future minimum payments under long-term non-cancelable operating leases are as follows:

	As of Dec 31, 2023	As of Dec 31, 2022
Within 1 year	553,504	235,961
After 1 year but within 5 years	577,227	343,465
Total lease payments	1,130,731	579,426
Less: imputed interest	(65,379)	(33,681)
Total lease obligations	1,065,352	545,745
Less: current obligations	(513,967)	(214,758)
Long-term lease obligations	551,385	330,987

Other information:

	For year ended
	Dec 31, 2023	Dec 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	134,903	198,874
Right-of-use assets obtained in exchange for operating lease liabilities	1,081,423	554,643
Remaining lease term for operating lease (years)	1.25 to3.92	0.25 to 2.75
Weighted average discount rate for operating lease	4.75%	4.75%

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS